SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Details
Raw Materials	$ 7,134,000	$ 7,031,000
Work in Process	25,344,000	25,635,000
Finished Goods	12,112,000	11,751,000
Inventory Reserve	(5,001,000)	(4,566,000)
Total Inventory	$ 39,589,000	$ 39,851,000